Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash			¥ 0	¥ 0
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 5,486	¥ 3,476	8,589	6,473
Real Estate Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	137		137
ORIX USA
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	3,299	3,397	4,048	6,305
Asia and Australia
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	2,066		4,420
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 5,486	¥ 3,476	¥ 8,589	¥ 6,473